UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number: 028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

It has come to our attention that our firm was required to file Form 13F HR prior to 12/31/2008. As a result, Form 13F HR for dates prior to 12/31/2008 are being submitted to bring our filings current.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		February 18, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      85
Form 13F Information Table Value Total:	$115,124 (thousands)

List of Other Included Managers:
NONE

                                   TITLE OF                VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER               CLASS        CUSIP    (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
        --------------             --------       -----    -------- ------- --- ---- -------  --------   ----  ------  ----
AT&T Inc.                      COM              00206R102     3203    90484 SH      SOLE                85,864       0  4620
America Movil SAB DE CV Series SPONS ADR L SHS  02364W105      959    21204 SH      SOLE                20,204       0  1000
American Express Co            COM               25816109      203     3339 SH      SOLE                 3,339       0     0
Amgen Inc                      COM               31162100      940    13886 SH      SOLE                12,676       0  1210
Apache Corp                    COM               37411105      407     6117 SH      SOLE                 5,157       0   960
Apple Inc                      COM               37833100     2515    29880 SH      SOLE                28,280       0  1600
Archer-Daniels-Midlnd Co       COM               39483102      507    15874 SH      SOLE                14,534       0  1340
AvalonBay Cmntys Inc.          COM               53484101      925     7115 SH      SOLE                 6,635       0   480
Bank Of America Corporation    COM               60505104     3557    66615 SH      SOLE                66,615       0     0
Berkley W R Corp               COM               84423102     1545    45100 SH      SOLE                42,900       0  2200
Berkshire Hathaway Inc Cl A    CL A              84670108      550        5 SH      SOLE                     5       0     0
Berkshire Hathaway Inc Cl B    CL B              84670207     5253     1447 SH      SOLE                 1,347       0   100
Best Buy Inc                   COM               86516101      459     9340 SH      SOLE                 8,520       0   820
Boeing Co                      COM               97023105      284     3200 SH      SOLE                 3,200       0     0
Burlingtn Northern Santa Fe C  COM              12189T104     1394    19071 SH      SOLE                18,071       0  1000
Chesapeake Energy Corp         COM              165167107     1285    44220 SH      SOLE                42,560       0  1660
CME Group, Inc.                COM              167760107      997     1956 SH      SOLE                 1,840       0   116
Cisco Systems Inc              COM              17275R102     1186    43400 SH      SOLE                40,560       0  2840
Citigroup Inc                  COM              172967101      206     3700 SH      SOLE                 3,700       0     0
Conocophillips                 COM              20825C104      511     7102 SH      SOLE                 6,902       0   200
Eaton Vance Corp Non-Voting    COM NON VTG      278265103      901    27780 SH      SOLE                26,240       0  1540
EQT Corp.                      COM              294549100      777    18900 SH      SOLE                17,900       0  1000
Equity Residential Property    SH BEN INT       29476L107     1126    22542 SH      SOLE                21,562       0   980
Exelon Corporation             COM              30161N101     1672    27130 SH      SOLE                26,430       0   700
Exxon Mobil Corporation        COM              30231G102     4078    53737 SH      SOLE                52,537       0  1200
Firstenergy Corp               COM              337932107      302     5000 SH      SOLE                 5,000       0     0
Fortune Brands Inc             COM              349631101      768     9150 SH      SOLE                 8,690       0   460
Franklin Res Inc               COM              354613101      583     5292 SH      SOLE                 4,942       0   350
Freeport-McMoRan Copper & Gold COM              35671D857     1719    31120 SH      SOLE                29,480       0  1640
Genentech Inc                  COM NEW          368710406     1127    13970 SH      SOLE                13,180       0   790
General Dynamics Corp          COM              369550108      813    11140 SH      SOLE                10,260       0   880
General Electric Company       COM              369604103     1663    45081 SH      SOLE                43,667       0  1414
Gildan Activewear Inc          COM              375916103      396     8500 SH      SOLE                 8,020       0   480
Gilead Sciences Inc            COM              375558103      781    12030 SH      SOLE                11,450       0   580
Goldman Sachs Group Inc        COM              38141G104     1845     9387 SH      SOLE                 8,627       0   760
Google Inc Class A             CL A             38259P508     1049     2278 SH      SOLE                 2,126       0   152
Graco Incorporated             COM              384109104      878    22450 SH      SOLE                20,860       0  1590
Great Plains Energy Inc        COM              391164100      283     8900 SH      SOLE                 8,900       0     0
Harrah's Entmt Inc             COM              413619107      385     4730 SH      SOLE                 4,230       0   500
Harris Corp Del                COM              413875105      399     8690 SH      SOLE                 8,010       0   680
Honda Motor Co Ltd Adr         AMERN SHS        438128308     1080    27310 SH      SOLE                25,750       0  1560
Honeywell Intl Inc             COM              438516106      877    19740 SH      SOLE                18,620       0  1120
International Business Machine COM              459200101      362     3724 SH      SOLE                 3,724       0     0
Intl Game Technology           COM              459902102     1076    23280 SH      SOLE                21,220       0  2060
iShares Tr MSCI Brazil Index F MSCI BRAZIL      464286400      838    17880 SH      SOLE                17,680       0   200
iShares MSCI Japan Index Fd    MSCI JAPAN       464286848      567    41800 SH      SOLE                39,800       0  2000
iShares Tr DJ Sel Div Inx      DJ SEL DIV INX   464287168     3297    47486 SH      SOLE                39,046       0  8440
iShares Tr MSCI Emerging Mkts  MSCI EMERG MKT   464287234     5146    45230 SH      SOLE                41,830       0  3400
iShares Tr MSCI Eafe Index Fd  MSCI EAFE IDX    464287465    10695   147461 SH      SOLE                137,12       0 10340
iShares Semiconductor          S&P NA SEMICND   464287523      767    12568 SH      SOLE                 9,880       0  2688
iShares Tr Cohen & Steer Re Ma COHEN&ST RLTY    464287564     6846    69145 SH      SOLE                65,420       0  3725
iShares Tr DJ US Utilities Idx DJ US UTILS      464287697      374     4237 SH      SOLE                 4,237       0     0
iShares Tr Dow Jones US        DJ US TELECOMM   464287713      369    12435 SH      SOLE                12,435       0     0
iShares Tr Dow Jones Real Esta DJ US REAL EST   464287739      454     5442 SH      SOLE                 4,592       0   850
iShares Tr S&P Smallcap 600 Id S&P SMLCAP 600   464287804      214     3240 SH      SOLE                   700       0  2540
Johnson & Johnson              COM              478160104     1707    26250 SH      SOLE                25,130       0  1120
Lehman Bros Hldgs Corp         COM              524908100      934    11960 SH      SOLE                11,450       0   510
Limited Brands Inc             COM              532716107     1500    52040 SH      SOLE                48,580       0  3460
M & T Bank Corp                COM              55261F104      623     5100 SH      SOLE                 4,900       0   200
Market Vectors Gold Miners ETF GOLD MINER ETF   57060U100      557    13945 SH      SOLE                11,655       0  2290
McDonalds Corp                 COM              580135101      255     5758 SH      SOLE                 5,549       0   209
Mid Cap S P D R TRUST          UNIT SER 1       595635103     2250    15454 SH      SOLE                14,754       0   700
OGE Energy Corp Hldg Co        COM              670837103      690    17250 SH      SOLE                17,250       0     0
Oracle Corp                    COM              68389X105      851    49638 SH      SOLE                47,838       0  1800
Principal Financial Group      COM              74251V102      894    15320 SH      SOLE                14,550       0   770
Procter & Gamble Co            COM              742718109     1454    22801 SH      SOLE                21,601       0  1200
Rayonier Inc                   COM              754907103      522    12947 SH      SOLE                12,737       0   210
Regions Financial Corp New     COM              7591EP100      201     5382 SH      SOLE                 5,382       0     0
Resmed Inc                     COM              761152107      345     7000 SH      SOLE                 6,420       0   580
Rohm & Haas Co                 COM              775371107      670    13270 SH      SOLE                13,110       0   160
Sears Hldgs Corp               COM              812350106     1002     5965 SH      SOLE                 5,465       0   500
Select Sector Healthcare SPDR  SBI HEALTHCARE   81369Y209     2162    65560 SH      SOLE                61,860       0  3700
Select Sector Industrial SPDR  SBI INT-INDS     81369Y704      212     6055 SH      SOLE                 6,055       0     0
Select Sector Technology SPDR  SBI INT-TECH     81369Y803     4089   176800 SH      SOLE                143,86       0 32940
Select Sector Utilities SPDR T SBI INT-UTILS    81369Y886      624    16985 SH      SOLE                11,260       0  5725
Silver Wheaton Corp            COM              828336107      376    35880 SH      SOLE                33,680       0  2200
Starbucks Corp                 COM              855244109      651    18370 SH      SOLE                17,550       0   820
Templeton Emrgng Mkt Fd        COM              880191101     1619    89575 SH      SOLE                85,575       0  4000
Tortoise Energy Infrastructure COM              89147L100     3108    90245 SH      SOLE                80,885       0  9360
Travelers Companies Inc        COM              89417E109      857    16330 SH      SOLE                15,110       0  1220
UMB Financial Corp             COM              902788108      657    18000 SH      SOLE                18,000       0     0
United Technologies Corp       COM              913017109     1342    21820 SH      SOLE                19,920       0  1900
US Bancorp Del                 COM NEW          902973304     1420    39760 SH      SOLE                36,500       0  3260
Wells Fargo & Co New           COM              949746101      355    10460 SH      SOLE                 9,940       0   520
XTO Energy Inc.                COM              98385X106     1804    38844 SH      SOLE                36,528       0  2316